Schedules of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2022

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.2%
HEALTH CARE: 0.2%
Avantor, Inc.	60,790	$1,191,484
Interactive Health, Inc. (a)(b)(c)	706	0

TOTAL COMMON STOCKS		1,191,484
(Cost $1,179,359)

PREFERRED STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
(Cost $357,962)

BONDS: 93.9%
COMMUNITY INVESTMENT NOTES: 0.1%
CEI Investment Note, 2.000%, 09/30/23 (b)(c)	$510,838	510,838
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (b)	250,000	240,105
(Cost $760,838)		750,943

CORPORATE BONDS: 90.6%
AUTOMOTIVE: 4.9%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	2,575,000	2,271,724
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (d)	1,025,000	929,224
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	2,475,000	1,902,137
Dana, Inc., 4.500%, 02/15/32	3,900,000	2,789,310
Ford Motor Co., 3.250%, 02/12/32	3,850,000	2,779,912
Ford Motor Co., 4.750%, 01/15/43	2,450,000	1,629,360
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,025,000	993,076
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	1,953,343
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,750,000	3,544,593
Ford Motor Credit Co., LLC, 2.700%, 08/10/26	1,850,000	1,536,684
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	3,800,000	2,972,474
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	3,075,000	2,832,736
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	2,025,000	1,746,087

		27,880,660

BASIC INDUSTRY: 7.0%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,600,000	1,473,920
Advanced Drainage Systems, Inc., 144A, 6.375%, 06/15/30 (d)	2,450,000	2,379,514
ASP Unifrax Holdings, Inc., 144A, 7.500%, 09/30/29 (d)	1,875,000	1,241,184
ATI, Inc., 4.875%, 10/01/29	950,000	791,195
ATI, Inc., 5.125%, 10/01/31	950,000	777,807
Avient Corp., 144A, 7.125%, 08/01/30 (d)	3,000,000	2,775,645
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (d)	2,800,000	2,442,024
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (d)	3,150,000	2,431,409
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	4,275,000	3,660,879
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	3,472,000	3,113,742
Mercer International, Inc., 5.500%, 01/15/26	1,075,000	995,821
Mercer International, Inc., 5.125%, 02/01/29	1,825,000	1,457,126
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	3,450,000	2,837,729
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (d)	1,975,000	1,521,352
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (d)	1,800,000	1,236,546
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	2,100,000	1,713,674
Shea Homes, LP/Funding Corp., 144A, 4.750%, 04/01/29 (d)	1,075,000	838,570
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	2,700,000	2,395,629
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	6,300,000	4,834,682
Taseko Mines, Ltd., 144A, 7.000%, 02/15/26 (d)	1,650,000	1,314,753
		40,233,201

CAPITAL GOODS: 6.2%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	2,975,000	2,043,022
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 6.000%, 06/15/27 (d)	875,000	826,047
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	1,075,000	878,302
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,275,000	935,969
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,600,000	1,334,104
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	5,425,000	3,406,167
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/28 (d)	3,150,000	2,619,477
Clydesdale Acquisition Holdings, Inc., 144A, 8.750%, 04/15/30 (d)	1,800,000	1,492,623
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	2,850,000	2,136,987
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (d)	4,950,000	4,090,539
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,075,000	1,035,773
Howmet Aerospace, Inc., 6.750%, 01/15/28	2,025,000	2,019,482
Howmet Aerospace, Inc., 5.950%, 02/01/37	2,000,000	1,811,760
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	4,175,000	3,805,032
OI European Group BV, 144A, 4.750%, 02/15/30 (d)	2,100,000	1,674,467
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,075,000	1,012,548
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	1,875,000	1,702,706

Terex Corp., 144A, 5.000%, 05/15/29 (d)	3,150,000	2,709,791
		35,534,796

CONSUMER GOODS: 6.3%
BellRing Brands, Inc., 144A, 7.000%, 03/15/30 (d)	2,025,000	1,856,621
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (d)	3,650,000	3,481,990
Diamond BC BV, 144A, 4.625%, 10/01/29 (d)	4,000,000	2,791,200
Lamb Weston Holdings, Inc., 144A, 4.125%, 01/31/30 (d)	2,100,000	1,780,622
Lamb Weston Holdings, Inc., 144A, 4.375%, 01/31/32 (d)	2,100,000	1,738,916
MajorDrive Holdings IV, LLC, 144A, 6.375%, 06/01/29 (d)	1,100,000	759,825
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (d)	2,850,000	2,255,975
Newell Brands, Inc., 6.375%, 09/15/27	1,775,000	1,761,954
Newell Brands, Inc., 6.625%, 09/15/29	1,775,000	1,739,713
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	2,150,000	1,959,080
Performance Food Group, Inc., 144A, 4.250%, 08/01/29 (d)	4,075,000	3,400,873
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	758,000	724,368
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	4,000,000	3,464,088
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	3,075,000	2,481,756
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,075,000	857,613
Spectrum Brands, Inc., 144A, 5.500%, 07/15/30 (d)	1,075,000	843,071
Spectrum Brands, Inc., 144A, 3.875%, 03/15/31 (d)	1,075,000	734,961
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	4,050,000	3,712,533
		36,345,159

FINANCIAL SERVICES: 2.7%
Ally Financial, Inc., 5.750%, 11/20/25	1,700,000	1,650,646
Armor Holdco, Inc., 144A, 8.500%, 11/15/29 (d)	1,575,000	1,259,314
Block, Inc., 2.750%, 06/01/26	1,075,000	924,996
Block, Inc., 3.500%, 06/01/31	3,800,000	2,953,663
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)	2,575,000	1,963,438
OneMain Finance Corp., 6.875%, 03/15/25	525,000	494,290
OneMain Finance Corp., 3.500%, 01/15/27	1,950,000	1,522,828
OneMain Finance Corp., 6.625%, 01/15/28	1,075,000	924,839
OneMain Finance Corp., 5.375%, 11/15/29	1,825,000	1,417,341
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,075,000	768,077
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (d)	2,100,000	1,505,015
		15,384,447

HEALTH CARE: 8.4%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,075,000	1,862,760
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,075,000	863,725
Akumin Escrow, Inc., 144A, 7.500%, 08/01/28 (d)	950,000	726,989
Akumin, Inc., 144A, 7.000%, 11/01/25 (d)	1,275,000	1,049,226

Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	5,600,000	4,996,039
Avantor Funding, Inc., 144A, 3.875%, 11/01/29 (d)	2,100,000	1,709,747
Bausch Health Cos., Inc., 144A, 6.125%, 02/01/27 (d)	1,900,000	1,320,120
Centene Corp., 4.250%, 12/15/27	1,075,000	985,587
Centene Corp., 4.625%, 12/15/29	7,125,000	6,419,232
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	2,425,000	2,006,057
Encompass Health Corp., 4.750%, 02/01/30	3,775,000	3,111,584
Garden Spinco Corp., 144A, 8.625%, 07/20/30 (d)	2,800,000	2,898,882
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	2,050,000	1,734,280
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	3,350,000	3,130,960
Medline Borrower, LP, 144A, 5.250%, 10/01/29 (d)	1,750,000	1,324,628
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (d)	1,425,000	1,221,560
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (d)	2,750,000	2,257,283
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,175,000	1,961,240
Tenet Healthcare Corp., 144A, 5.125%, 11/01/27 (d)	4,200,000	3,777,428
Tenet Healthcare Corp., 144A, 6.125%, 10/01/28 (d)	3,875,000	3,401,102
Tenet Healthcare Corp., 144A, 6.125%, 06/15/30 (d)	1,550,000	1,423,869
		48,182,298

INSURANCE: 0.5%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	3,150,000	2,903,999

LEISURE: 2.4%
Lindblad Expeditions, LLC, 144A, 6.750%, 02/15/27 (d)	3,025,000	2,667,415
MGM Resorts International, 6.750%, 05/01/25	1,075,000	1,060,235
MGM Resorts International, 5.500%, 04/15/27	4,100,000	3,691,496
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (d)	1,050,000	900,916
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (d)	3,600,000	2,921,616
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	3,150,000	2,455,220
		13,696,898

MEDIA: 11.2%
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (d)	3,550,000	2,776,757
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	3,750,000	3,203,962
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,075,000	971,951
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,275,000	2,873,812
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	8,375,000	6,814,820
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	3,925,000	3,000,505
Cimpress, PLC, 144A, 7.000%, 06/15/26 (d)	3,150,000	2,148,080
Clear Channel International BV, 144A, 6.625%, 08/01/25 (d)	1,000,000	930,389
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	2,500,000	1,891,763
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	2,175,000	1,777,584

CSC Holdings, LLC, 144A, 6.500%, 02/01/29 (d)	800,000	707,812
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,725,000	1,941,835
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	2,725,000	1,857,973
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	2,025,000	1,516,259
DIRECTV Holdings, LLC/Financing Co.-Obligor, Inc., 144A, 5.875%, 08/15/27 (d)	2,050,000	1,771,969
DISH DBS Corp., 5.875%, 11/15/24	2,375,000	2,123,048
DISH DBS Corp., 7.375%, 07/01/28	2,025,000	1,366,077
DISH DBS Corp., 5.125%, 06/01/29	925,000	544,918
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31 (d)	2,875,000	2,261,360
Gray Television, Inc., 144A, 4.750%, 10/15/30 (d)	3,175,000	2,384,163
iHeartCommunications, Inc., 8.375%, 05/01/27	1,900,000	1,601,938
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	2,200,000	1,883,803
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	2,025,000	1,690,450
Nexstar Media, Inc., 144A, 5.625%, 07/15/27 (d)	2,725,000	2,510,754
Nexstar Media, Inc., 144A, 4.750%, 11/01/28 (d)	3,050,000	2,598,631
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (d)	3,400,000	2,899,145
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	1,175,000	1,059,377
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	2,025,000	1,650,375
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (d)	4,575,000	3,741,137
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,803,000	1,220,694
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,175,000	660,938
		64,382,279

REAL ESTATE: 4.9%
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	3,595,000	2,863,681
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	1,475,000	1,390,770
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	4,150,000	3,335,500
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	1,075,000	926,693
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	5,050,000	4,155,948
Kennedy-Wilson, Inc., 4.750%, 02/01/30	1,925,000	1,432,200
Kennedy-Wilson, Inc., 5.000%, 03/01/31	2,175,000	1,581,878
Rithm Capital Corp., 144A, 6.250%, 10/15/25 (d)	2,175,000	1,845,853
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (d)	3,075,000	2,436,384
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,075,000	1,395,092
VICI Properties, LP/VICI Note Co., Inc., 144A, 3.875%, 02/15/29 (d)	1,400,000	1,177,407
VICI Properties, LP/VICI Note Co., Inc., 144A, 4.625%, 12/01/29 (d)	6,650,000	5,783,838
		28,325,244

RETAIL: 6.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,200,000	1,971,236
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	1,175,000	949,594
Bath & Body Works, Inc., 144A, 6.625%, 10/01/30 (d)	1,850,000	1,612,728
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	1,934,058

Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,600,000	2,072,161
Crocs, Inc., 144A, 4.125%, 08/15/31 (d)	3,050,000	2,327,425
Land O’ Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,685,000	1,566,848
Macy’s Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	1,725,000	1,386,728
Macy’s Retail Holdings, LLC, 144A, 6.125%, 03/15/32 (d)	1,525,000	1,170,948
Macy’s Retail Holdings, LLC, 144A, 6.700%, 07/15/34 (d)	2,700,000	2,339,280
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	618,305
Michaels Cos., Inc., The, 144A, 5.250%, 05/01/28 (d)	3,250,000	2,288,374
Michaels Cos., Inc., The, 144A, 7.875%, 05/01/29 (d)	2,075,000	1,201,124
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,053,741
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	3,650,000	3,359,156
PetSmart, Inc./Finance Corp., 144A, 4.750%, 02/15/28 (d)	1,850,000	1,587,021
PetSmart, Inc./Finance Corp., 144A, 7.750%, 02/15/29 (d)	2,075,000	1,858,246
Safeway, Inc., 7.250%, 02/01/31	2,925,000	2,787,701
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,800,000	3,506,328
Victoria’s Secret & Co., 144A, 4.625%, 07/15/29 (d)	3,775,000	2,858,173
		38,449,175

SERVICES: 10.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26 (d)	1,825,000	1,545,136
Albion Financing 2 SARL, 144A, 8.750%, 04/15/27 (d)	950,000	793,250
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	575,000	392,367
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,175,000	1,970,768
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (d)	2,425,000	2,005,596
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	3,250,000	2,745,415
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	2,925,000	2,443,823
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	3,275,000	2,988,721
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (d)	4,450,000	3,393,808
Hertz Corp, The, 144A, 5.000%, 12/01/29 (d)	3,475,000	2,589,674
LBM Acquisition, LLC, 144A, 6.250%, 01/15/29 (d)	2,125,000	1,444,235
Maxim Crane Works Holdings Capital, LLC, 144A, 10.125%, 08/01/24 (d)	3,633,000	3,430,969
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	2,975,000	2,483,441
Nielsen Finance, LLC/Co., 144A, 5.625%, 10/01/28 (d)	2,525,000	2,511,586
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,745,000	1,712,177
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	2,050,000	1,931,807
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	6,600,000	5,642,943
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	3,675,000	3,090,877
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	2,925,000	2,171,944
United Rentals North America, Inc., 5.250%, 01/15/30	2,550,000	2,311,422
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (d)	3,150,000	2,907,812
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,800,000	1,472,337
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	3,350,000	2,937,347
WW International, Inc., 144A, 4.500%, 04/15/29 (d)	3,250,000	1,704,759

ZipRecruiter, Inc., 144A, 5.000%, 01/15/30 (d)	2,625,000	2,124,806
		58,747,020

TECHNOLOGY & ELECTRONICS: 7.6%
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,625,000	1,206,124
Ciena Corp., 144A, 4.000%, 01/31/30 (d)	1,625,000	1,359,126
Coherent Corp., 144A, 5.000%, 12/15/29 (d)	3,625,000	3,007,373
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	1,850,000	1,706,255
CommScope, Inc., 144A, 8.250%, 03/01/27 (d)	2,225,000	1,841,699
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	2,400,000	1,857,841
Condor Merger Sub, Inc., 144A, 7.375%, 02/15/30 (d)	1,650,000	1,352,126
Endurance International Group Holdings, Inc., 144A, 6.000%, 02/15/29 (d)	4,175,000	2,779,959
Entegris Escrow Corp., 144A, 5.950%, 06/15/30 (d)	2,125,000	1,944,248
GoTo Group, Inc., 144A, 5.500%, 09/01/27 (d)	3,750,000	2,308,075
Imola Merger Corp., 144A, 4.750%, 05/15/29 (d)	3,625,000	3,066,823
NCR Corp., 144A, 5.125%, 04/15/29 (d)	4,825,000	3,628,592
Nokia Oyj, 6.625%, 05/15/39	1,450,000	1,346,383
NortonLifeLock, Inc., 144A, 6.750%, 09/30/27 (d)	2,000,000	1,923,830
NortonLifeLock, Inc., 144A, 7.125%, 09/30/30 (d)	1,150,000	1,114,804
PTC, Inc., 144A, 4.000%, 02/15/28 (d)	1,675,000	1,468,657
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	1,350,000	637,031
Sensata Technologies BV, 144A, 5.875%, 09/01/30 (d)	2,425,000	2,274,165
Twilio, Inc., 3.875%, 03/15/31	1,725,000	1,357,699
Unisys Corp., 144A, 6.875%, 11/01/27 (d)	1,800,000	1,407,529
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (d)	3,400,000	2,929,742
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	4,125,000	3,374,745
		43,892,826

TELECOMMUNICATIONS: 8.7%
Altice Financing SA, 144A, 5.750%, 08/15/29 (d)	2,100,000	1,611,981
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	4,200,000	3,299,291
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,025,000	652,338
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,275,000	2,598,532
Altice France SA, 144A, 5.125%, 07/15/29 (d)	2,850,000	2,135,990
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (d)	3,000,000	2,825,104
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (d)	1,000,000	916,930
Digicel, Ltd., 144A, 6.750%, 03/01/23 (d)	900,000	535,589
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (d)	2,150,000	1,848,721
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (d)	1,075,000	889,342
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,255,000	1,043,376
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	2,450,000	1,848,407
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	1,925,000	1,597,827
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	2,597,040	1,039,898

Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (d)	2,175,000	1,874,665
Lumen Technologies, Inc., 144A, 4.000%, 02/15/27 (d)	900,000	757,777
Lumen Technologies, Inc., 144A, 5.375%, 06/15/29 (d)	2,000,000	1,490,957
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	2,314,000	2,025,178
Sprint Capital Corp., 6.875%, 11/15/28	2,025,000	2,084,282
Sprint Capital Corp., 8.750%, 03/15/32	1,950,000	2,264,194
Sprint Corp., 7.125%, 06/15/24	3,275,000	3,329,397
Telecom Italia Capital SA, 7.200%, 07/18/36	1,625,000	1,277,234
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	1,225,000	1,158,660
T-Mobile USA, Inc., 4.750%, 02/01/28	2,200,000	2,080,705
T-Mobile USA, Inc., 3.375%, 04/15/29	3,100,000	2,683,050
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	925,000	681,609
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (d)	1,625,000	1,395,133
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	2,100,000	1,625,276
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (d)	3,175,000	2,377,888
		49,949,331

TRANSPORTATION: 0.3%
Promontoria Holding 264 BV, 144A, 7.875%, 03/01/27 (d)	1,800,000	1,662,592

UTILITY: 2.6%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,175,000	1,939,917
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,925,000	1,531,294
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (d)	1,150,000	893,527
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	3,700,000	2,986,639
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	2,650,000	2,303,115
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)	2,900,000	2,594,884
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,075,000	948,564
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	2,025,000	1,723,164
		14,921,104

TOTAL CORPORATE BONDS		520,491,029
(Cost $628,352,771)

LOANS: 3.2%
BASIC INDUSTRY: 0.3%
Aruba Investments Holdings, LLC, aka Angus Chemical, 7.339%, 11/24/27 (e)	1,800,000	1,663,875

CONSUMER GOODS: 0.6%
AI Aqua Merger Sub, Inc., aka Culligan, 7.032%, 07/30/28 (e)	1,995,000	1,858,472
ASP Unifrax Holdings, Inc., 7.233%, 12/12/25 (e)	1,994,819	1,848,319

		3,706,791

RETAIL: 0.5%
Whole Earth Brands, Inc., 7.814%, 02/05/28 (e)	3,031,529	2,849,637

TECHNOLOGY & ELECTRONICS: 0.3%
McAfee Corp., 7.042%, 03/01/29 (e)	1,750,000	1,600,935

TELECOMMUNICATIONS: 0.2%
Digicel International Finance, Ltd., 6.038%, 05/27/24 (e)	981,917	883,725

TRANSPORTATION: 1.3%
Mileage Plus Holdings, LLC, aka United Air, 8.393%, 06/20/27 (e)	4,275,000	4,304,776
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 7.378%, 10/20/27 (e)	3,000,000	3,016,170
		7,320,946

TOTAL LOANS		18,025,909
(Cost $18,877,228)

TOTAL BONDS		539,267,881
(Cost $647,990,837)

CERTIFICATES OF DEPOSIT: 0.1%
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
(Cost $500,000)

MONEY MARKET: 4.6%
State Street Institutional U.S. Government Money Market Fund, 2.940% (f)(g)	26,418,363	26,418,363
(Cost $26,418,363)

TOTAL INVESTMENTS: 98.8%		567,377,728
(Cost $676,446,521)

Other assets and liabilities - (net): 1.2%		6,811,198

Net Assets: 100.0%		$574,188,926

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of September 30, 2022 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. Interest rate shown reflects rates in effect as of September 30, 2022.

LP-Limited Partnership

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$ 1,215,496,698	$ -	$ -	$ 1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$ 1,242,927,674	$ -	$ -	$ 1,242,927,674
Small Cap
Common Stocks	$ 555,709,053	$ -	$ -	$ 555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$ 583,062,819	$ -	$ -	$ 583,062,819
US Sustainable Economy
Common Stocks	$ 232,964,922	$ -	$ -	$ 232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$ 234,614,681	$ -	$ -	$ 234,614,681
Global Sustainable Infrastructure
Common Stocks	$ 45,310,606	$ 44,347,112	$ -	$ 89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$ 46,389,051	$ 44,347,112	$ -	$ 90,736,163
Global Opportunities
Common Stocks	$ 55,076,661	$ 39,604,406	$ -	$ 94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$ 56,423,930	$ 40,588,504	$ -	$ 97,012,434
Global Environmental Markets
Common Stocks	$ 1,194,576,258	$ 775,717,550	$ -	$ 1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$ 1,243,746,640	$ 775,717,550	$ -	$ 2,019,464,190
Global Women’s Leadership
Common Stocks	$ 518,408,126	$ 186,520,449	$ -	$ 704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$ 519,864,945	$ 187,000,485	$ -	$ 706,865,430
International Sustainable Economy
Common Stocks	$ -	$ 712,474,432	$ -	$ 712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$ 36,682,347	$ 712,841,800	$ -	$ 749,524,147
Core Bond
Community Investment Notes	$ -	$ 240,105	$ 298,550	$ 538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$ 14,595,032	$ 730,506,651	$ 298,550	$ 745,400,233
High Yield Bond
Community Investment Notes	$ -	$ 240,105	$ 510,838	$ 750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$ 27,609,847	$ 539,257,043	$ 510,838	$ 567,377,728
Sustainable Allocation
Affiliated Investment Companies	$ 1,925,715,049	$ -	$ -	$ 1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$ 2,038,734,901	$ -	$ -	$ 2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/21	Additions	Reductions	09/30/22	12/31/21	Income	Gains/Losses[1]	Depreciation	09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$ 1,132,162,284	$ 3,166,047	$ (3,945,753)	$ (277,327,828)	$ 811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$ 2,495,020,825	$ 22,285,338	$ (3,735,269)	$ (564,855,844)	$ 1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.